Consolidated Statements of Stockholders' Equity and Comprehensive Income (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Stockholders' Equity Attributable to Parent [Member]	Noncontrolling Interest [Member]	Accelerated Stock Buyback Program [Member]	Accelerated Stock Buyback Program [Member] Common Stock [Member]	Accelerated Stock Buyback Program [Member] Treasury Stock [Member]	Accelerated Stock Buyback Program [Member] Additional Paid-in Capital [Member]	Accelerated Stock Buyback Program [Member] Retained Earnings [Member]	Accelerated Stock Buyback Program [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Accelerated Stock Buyback Program [Member] Stockholders' Equity Attributable to Parent [Member]	Accelerated Stock Buyback Program [Member] Noncontrolling Interest [Member]	Share Repurchase Plan [Member]	Share Repurchase Plan [Member] Common Stock [Member]	Share Repurchase Plan [Member] Treasury Stock [Member]	Share Repurchase Plan [Member] Additional Paid-in Capital [Member]	Share Repurchase Plan [Member] Retained Earnings [Member]	Share Repurchase Plan [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Share Repurchase Plan [Member] Stockholders' Equity Attributable to Parent [Member]	Share Repurchase Plan [Member] Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2008	$ 1,588.6	$ 293.1	$ (418.0)	$ 606.7	$ 1,606.6	$ (502.4)	$ 1,586.0	$ 2.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	285.5	0	0	0	285.5	0	285.5	0
Foreign Currency Translation	75.9	0	0	0	0	75.9	75.9	0
Unrecognized pension and other postretirement benefit costs, net of tax	(109.3)	0	0	0	0	(109.3)	(109.3)	0
Gain (Loss) Derivatives Instruments, Net of Tax	(49.4)	0	0	0	0	(49.4)	(49.4)	0
Total Comprehensive Income	202.7						202.7	0
Cash dividends on common stock	(71.4)	0	0	0	(71.4)	0	(71.4)	0
Cash dividends for noncontrolling interests	(1.9)	0	0	0	0	0	0	(1.9)
Stock-based compensation and other	36.5	0.9	(2.6)	34.7	0	0	33.0	3.5
Purchase of call options, net of tax	(43.0)	0	0	(43.0)	0	0	(43.0)	0
Issuance and sale of warrants	32.7	0	0	32.7	0	0	32.7	0
Discount on convertible notes, net of issuance costs and tax	41.0	0	0	41.0	0	0	41.0	0
Purchase of noncontrolling interests	(3.0)	0	0	(2.3)	0	0	(2.3)	(0.7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2009	1,782.2	294.0	(420.6)	669.8	1,820.7	(585.2)	1,778.7	3.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	292.8	0	0	0	292.8	0	292.8	0
Foreign Currency Translation	(13.1)	0	0	0	0	(13.1)	(13.1)	0
Unrecognized pension and other postretirement benefit costs, net of tax	(7.0)	0	0	0	0	(7.0)	(7.0)	0
Gain (Loss) Derivatives Instruments, Net of Tax	0.3	0	0	0	0	0.3	0.3	0
Total Comprehensive Income	273.0						273.0	0
Cash dividends on common stock	(55.4)	0	0	0	(55.4)	0	(55.4)	0
Stock-based compensation and other	31.1	1.3	(5.1)	35.7	(0.8)	0	31.1	0
Settlement of call options	369.5	0	0	369.5	0	0	369.5	0
Settlement of warrants	(298.4)	0	0	(298.4)	0	0	(298.4)	0
Shares issued for exchange of convertible notes	638.0	37.7	0	600.3	0	0	638.0	0
Stock Repurchased and Retired During Period, Value	(500.1)	(25.8)	0	(474.3)	0	0	(500.1)	0
Extinguishment of equity component of convertible notes	(334.4)	0	0	(334.4)	0	0	(334.4)	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2010	1,905.5	307.2	(425.7)	568.2	2,057.3	(605.0)	1,902.0	3.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	125.2	0	0	0	125.2	0	125.2	0
Foreign Currency Translation	(27.7)	0	0	0	0	(27.7)	(27.7)	0
Unrecognized pension and other postretirement benefit costs, net of tax	(75.9)	0	0	0	0	(75.9)	(75.9)	0
Gain (Loss) Derivatives Instruments, Net of Tax	1.6	0	0	0	0	1.6	1.6	0
Total Comprehensive Income	23.2						23.2	0
Cash dividends on common stock	(84.9)	0	0	0	(84.9)	0	(84.9)	0
Stock-based compensation and other	36.0	1.2	(7.1)	42.2	(0.3)	0	36.0	0
Shares issued for exchange of convertible notes	44.7	2.3	0	42.4	0	0	44.7	0
Stock Repurchased and Retired During Period, Value									0	(2.0)	0	2.0	0	0	0	0	(46.1)	(3.4)	0	(42.7)	0	0	(46.1)	0
Extinguishment of equity component of convertible notes	(25.8)	0	0	(25.8)	0	0	(25.8)	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011	$ 1,852.6	$ 305.3	$ (432.8)	$ 586.3	$ 2,097.3	$ (707.0)	$ 1,849.1	$ 3.5